Fair Value Measurement (Tables)	6 Months Ended
Jun. 30, 2018
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities Measured at Fair Value

The Company’s assets and liabilities that are measured at fair value as of June 30, 2018 and December 31, 2017 are classified in the tables below in one of the three categories described above:

	June 30,	December 31,
	2018	2017
Money market and mutual funds(1) - Level 1	$108,638	$26,127
Short-term investments - Level 2	—	36,001
Other - Level 3	—	—

(1)	Included in cash and cash equivalents on the consolidated balance sheets. The carrying amount approximates fair value.

Summary of Changes in Fair Value of Warrants for Preferred Shares

The table below sets forth a summary of the changes in the fair value of the warrants for preferred shares classified as Level 3:

	Six Months Ended June 30,		Three Months Ended June 30,
	2018	2017	2018	2017
Balance at the beginning of the period	$—	$3,612	$—	$3,503
Changes in fair value during the period	—	168	—	277
Exercise of warrants to preferred shares	—	(3,780)	—	(3,780)
Balance at end of the period	$—	$—	$—	$—